Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Parent company information [line items]
Interest expense	$ 70,825	$ 76,998
Net interest income	33,000	27,953
Non-interest income	33,605	29,391
Total revenue	66,605	57,344
Provision for credit losses	4,362	3,232
Non-interest expense	36,592	34,250
Income before income taxes	25,651	19,862
Income taxes	5,282	3,622
Net income	20,369	16,240
Other comprehensive income (loss), net of taxes	773	597
Total comprehensive income (loss)	21,142	16,837
Parent [member]
Parent company information [line items]
Interest and dividend income	70,321	70,603
Interest expense	53,966	57,094
Net interest income	16,355	13,509
Non-interest income	8,916	5,080
Total revenue	25,271	18,589
Provision for credit losses	4,039	2,964
Non-interest expense	14,234	13,543
Income before income taxes	6,998	2,082
Income taxes	2,526	1,031
Net income before equity in undistributed income of subsidiaries	4,472	1,051
Equity in undistributed income of subsidiaries	15,890	15,179
Net income	20,362	16,230
Other comprehensive income (loss), net of taxes	772	597
Total comprehensive income (loss)	$ 21,134	$ 16,827